UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09102

Name of Fund:  iShares, Inc.

Fund Address:   c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105

Name and address of agent for service:  The Corporation Trust Incorporated, 2405 York Road, Suite 201, Lutherville-Timonium, Maryland 21093

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: 8/31/2025

Date of reporting period: 2/28/2025

Item 1 – Reports to Stockholders
(a)    The Reports to Shareholders are attached herewith.

iShares MSCI USA Equal Weighted ETF

EUSA |NYSE Arca

Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares MSCI USA Equal Weighted ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI USA Equal Weighted ETF	$5	0.09%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Fund performance

Average annual total returns

...
6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
4.88%	13.52%	12.96%	9.85%
MSCI USA Index...
6.49	18.55	16.81	12.92
MSCI USA Equal Weighted Index...
4.97	13.69	13.06	9.97

Key Fund statistics

Net Assets...
$1,247,576,963
Number of Portfolio Holdings...
580
Portfolio Turnover Rate...
16%

The performance of the MSCI USA Equal Weighted Index in this report reflects the performance of the MSCI USA Index through August 31, 2015 and, beginning on September 1, 2015, the performance of the MSCI USA Equal Weighted Index.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of February 28, 2025)

Sector allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
15.9%
Financials...
15.5
Information Technology...
14.7
Health Care...
12.3
Consumer Discretionary...
9.1
Consumer Staples...
7.0
Real Estate...
6.6
Utilities...
5.4
Materials...
5.2
Energy...
4.2
Communication Services...
4.1

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Aflac, Inc...
0.2%
MetLife, Inc...
0.2
American International Group, Inc...
0.2
Assurant, Inc...
0.2
Molina Healthcare, Inc...
0.2
Cincinnati Financial Corp...
0.2
Berkshire Hathaway, Inc., Class B...
0.2
Merck & Co., Inc...
0.2
Baxter International, Inc...
0.2
Fidelity National Financial, Inc...
0.2

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI USA Equal Weighted ETF

Semi-Annual Shareholder Report — February 28, 2025

EUSA-02/25-SAR

(b)     Not Applicable
Item 2 – Code of Ethics – Not Applicable to this semi-annual report
Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments
              (a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies
              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
February 28, 2025
2025 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
iShares, Inc.
iShares MSCI USA Equal Weighted ETF | EUSA | NYSE Arca

Table of Contents
Page

iShares
®
MSCI USA Equal Weighted ETF
Schedule of Investments
(unaudited)
February 28, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  — 2.2%
Axon Enterprise, Inc.
(a)
..................... 3,115 $ 1,646,122
Boeing Co. (The)
(a)
........................ 11,925 2,082,463
General Dynamics Corp. .................... 9,116 2,302,702
General Electric Co. ....................... 10,590 2,191,918
HEICO Corp.
(b)
.......................... 4,196 1,110,597
HEICO Corp., Class A ...................... 7,293 1,554,576
Howmet Aerospace, Inc. .................... 16,239 2,218,247
L3Harris Technologies, Inc. .................. 11,321 2,333,371
Lockheed Martin Corp. ..................... 5,162 2,324,810
Northrop Grumman Corp. ................... 5,019 2,317,473
RTX Corp. ............................. 17,943 2,386,239
Textron, Inc. ............................ 30,583 2,285,468
TransDigm Group, Inc. ..................... 1,709 2,336,545
27,090,531
a
Air Freight & Logistics  — 0.7%
CH Robinson Worldwide, Inc. ................ 22,075 2,243,261
Expeditors International of Washington, Inc. ....... 18,471 2,167,757
FedEx Corp. ............................ 8,239 2,166,033
United Parcel Service, Inc., Class B ............ 19,132 2,277,282
8,854,333
a
Automobile Components  — 0.2%
Aptiv PLC
(a)
............................. 33,084 2,154,430
a
Automobiles  — 0.6%
Ford Motor Co. .......................... 239,018 2,282,622
General Motors Co. ....................... 46,043 2,262,093
Rivian Automotive, Inc., Class A
(a)(b)
............. 152,957 1,811,011
Tesla, Inc.
(a)
............................. 6,237 1,827,316
8,183,042
a
Banks  — 2.4%
Bank of America Corp. ..................... 47,473 2,188,505
Citigroup, Inc. ........................... 26,253 2,098,927
Citizens Financial Group, Inc. ................ 48,102 2,201,628
Fifth Third Bancorp ....................... 50,649 2,201,712
First Citizens BancShares , Inc., Class A .......... 1,029 2,107,454
Huntington Bancshares, Inc. ................. 132,814 2,187,447
JPMorgan Chase & Co. .................... 7,911 2,093,646
KeyCorp ............................... 123,360 2,136,595
M&T Bank Corp. ......................... 11,125 2,132,885
PNC Financial Services Group, Inc. (The) ........ 11,429 2,193,454
Regions Financial Corp. .................... 91,884 2,178,570
Truist Financial Corp. ...................... 46,694 2,164,267
U.S. Bancorp ........................... 46,741 2,192,153
Wells Fargo & Co. ........................ 27,480 2,152,234
30,229,477
a
Beverages  — 1.3%
Brown-Forman Corp., Class B, NVS ............ 71,424 2,364,849
Coca-Cola Co. (The) ...................... 32,036 2,281,284
Constellation Brands, Inc., Class A ............. 13,024 2,285,712
Keurig Dr Pepper, Inc. ..................... 68,294 2,289,215
Molson Coors Beverage Co., Class B ........... 36,625 2,244,746
Monster Beverage Corp.
(a)
................... 42,908 2,344,922
PepsiCo, Inc. ........................... 15,256 2,341,338
16,152,066
a
Biotechnology  — 2.5%
AbbVie, Inc. ............................ 11,290 2,359,949
Alnylam Pharmaceuticals, Inc.
(a)
............... 8,845 2,182,504
Amgen, Inc. ............................ 7,579 2,334,787
Biogen, Inc.
(a)
........................... 16,164 2,271,042
Security Shares Value
a
Biotechnology (continued)
BioMarin Pharmaceutical, Inc.
(a)
............... 34,019 $ 2,420,792
Exact Sciences Corp.
(a)
..................... 44,490 2,109,271
Gilead Sciences, Inc. ...................... 21,086 2,410,341
Incyte Corp.
(a)
........................... 30,999 2,278,426
Moderna , Inc.
(a)
.......................... 61,736 1,911,346
Natera , Inc.
(a)
........................... 13,062 2,032,316
Neurocrine Biosciences, Inc.
(a)
................ 19,359 2,298,300
Regeneron Pharmaceuticals, Inc. .............. 3,236 2,261,123
United Therapeutics Corp.
(a)
.................. 5,934 1,899,177
Vertex Pharmaceuticals, Inc.
(a)
................ 4,763 2,285,240
31,054,614
a
Broadline Retail  — 0.5%
Amazon.com, Inc.
(a)
....................... 9,501 2,016,872
eBay, Inc. .............................. 31,983 2,070,580
MercadoLibre , Inc.
(a)
....................... 1,053 2,234,329
6,321,781
a
Building Products  — 1.9%
A O Smith Corp. ......................... 33,500 2,227,080
Allegion PLC ............................ 17,601 2,265,425
Builders FirstSource , Inc.
(a)(b)
................. 14,948 2,077,622
Carlisle Companies, Inc. .................... 6,231 2,123,276
Carrier Global Corp. ....................... 33,148 2,147,990
Fortune Brands Innovations, Inc. .............. 32,412 2,097,705
Johnson Controls International PLC ............ 24,445 2,093,959
Lennox International, Inc. ................... 3,469 2,085,042
Masco Corp. ............................ 28,674 2,155,711
Owens Corning .......................... 12,479 1,922,265
Trane Technologies PLC .................... 6,077 2,149,435
23,345,510
a
Capital Markets  — 5.0%
Ameriprise Financial, Inc. ................... 4,028 2,164,244
Ares Management Corp., Class A .............. 11,861 2,027,519
Bank of New York Mellon Corp. (The) ........... 25,521 2,270,093
BlackRock, Inc.
(c)
......................... 2,260 2,209,783
Blackstone, Inc. .......................... 13,281 2,140,366
Carlyle Group, Inc. (The) .................... 41,544 2,070,553
Cboe Global Markets, Inc. ................... 10,688 2,253,030
Charles Schwab Corp. (The) ................. 27,245 2,166,795
CME Group, Inc., Class A ................... 8,969 2,276,063
Coinbase Global, Inc., Class A
(a)
............... 8,335 1,797,193
FactSet Research Systems, Inc. ............... 4,792 2,212,658
Franklin Resources, Inc. .................... 105,623 2,138,866
Goldman Sachs Group, Inc. (The) ............. 3,395 2,112,675
Interactive Brokers Group, Inc., Class A .......... 9,382 1,917,681
Intercontinental Exchange, Inc. ............... 13,309 2,305,518
KKR & Co., Inc. .......................... 15,677 2,125,644
LPL Financial Holdings, Inc. .................. 5,823 2,164,642
Moody's Corp. ........................... 4,255 2,144,265
Morgan Stanley .......................... 16,044 2,135,617
MSCI, Inc. ............................. 3,845 2,270,511
Nasdaq, Inc. ............................ 27,407 2,268,751
Northern Trust Corp. ....................... 19,905 2,193,929
Raymond James Financial, Inc. ............... 13,899 2,149,758
Robinhood Markets, Inc., Class A
(a)
............. 36,530 1,830,153
S&P Global, Inc. ......................... 4,053 2,163,248
SEI Investments Co. ....................... 26,719 2,138,856
State Street Corp. ........................ 22,404 2,223,149
T Rowe Price Group, Inc. ................... 20,483 2,165,463
Tradeweb Markets, Inc., Class A ............... 17,334 2,346,504
62,383,527
a

Schedule of Investments
(unaudited) (continued)
February 28, 2025
iShares
®
MSCI USA Equal Weighted ETF
(Percentages shown are based on Net Assets)

2025
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Chemicals  — 2.6%
Air Products and Chemicals, Inc. .............. 6,980 $ 2,206,727
Albemarle Corp. ......................... 26,396 2,033,284
CF Industries Holdings, Inc. .................. 26,702 2,163,396
Corteva , Inc. ............................ 34,291 2,159,647
Dow, Inc. .............................. 55,858 2,128,748
DuPont de Nemours, Inc. ................... 26,305 2,150,960
Eastman Chemical Co. ..................... 21,710 2,124,324
Ecolab, Inc. ............................ 8,295 2,231,438
International Flavors & Fragrances, Inc. .......... 25,355 2,074,293
Linde PLC ............................. 4,694 2,192,333
LyondellBasell Industries N.V., Class A .......... 28,518 2,191,038
PPG Industries, Inc. ....................... 18,570 2,102,495
RPM International, Inc. ..................... 17,763 2,200,658
Sherwin-Williams Co. (The) .................. 6,248 2,263,463
Westlake Corp. .......................... 18,918 2,124,491
32,347,295
a
Commercial Services & Supplies  — 1.2%
Cintas Corp. ............................ 10,743 2,229,172
Copart , Inc.
(a)
........................... 37,002 2,027,710
Republic Services, Inc. ..................... 9,632 2,282,977
Rollins, Inc. ............................. 43,797 2,294,525
Veralto Corp. ............................ 22,477 2,242,305
Waste Connections, Inc. .................... 11,656 2,211,843
Waste Management, Inc. .................... 9,618 2,238,878
15,527,410
a
Communications Equipment  — 0.8%
Arista Networks, Inc.
(a)
..................... 19,733 1,836,156
Cisco Systems, Inc. ....................... 34,085 2,185,189
F5, Inc.
(a)
.............................. 7,168 2,096,138
Juniper Networks, Inc. ..................... 61,024 2,209,069
Motorola Solutions, Inc. .................... 5,152 2,268,013
10,594,565
a
Construction & Engineering  — 0.5%
AECOM ............................... 21,781 2,179,189
EMCOR Group, Inc. ....................... 5,093 2,082,579
Quanta Services, Inc. ...................... 7,670 1,991,362
6,253,130
a
Construction Materials  — 0.5%
CRH PLC .............................. 20,001 2,050,502
Martin Marietta Materials, Inc. ................ 4,114 1,987,638
Vulcan Materials Co. ...................... 8,028 1,985,405
6,023,545
a
Consumer Finance  — 0.8%
Ally Financial, Inc. ........................ 56,470 2,095,037
American Express Co. ..................... 7,121 2,143,136
Capital One Financial Corp. .................. 10,965 2,199,031
Discover Financial Services .................. 11,333 2,212,088
Synchrony Financial ....................... 34,385 2,086,482
10,735,774
a
Consumer Staples Distribution & Retail  — 1.6%
Albertsons Companies, Inc., Class A ............ 107,841 2,268,975
Costco Wholesale Corp. .................... 2,045 2,144,407
Dollar General Corp. ...................... 29,493 2,187,791
Dollar Tree, Inc.
(a)
......................... 29,582 2,155,345
Kroger Co. (The) ......................... 33,892 2,196,879
Sysco Corp. ............................ 31,624 2,388,877
Target Corp. ............................ 17,007 2,112,950
Walgreens Boots Alliance, Inc. ................ 199,420 2,129,806
Security Shares Value
a
Consumer Staples Distribution & Retail (continued)
Walmart, Inc. ............................ 21,091 $ 2,079,783
19,664,813
a
Containers & Packaging  — 1.2%
Amcor PLC ............................. 217,881 2,204,956
Avery Dennison Corp. ...................... 11,930 2,242,482
Ball Corp. .............................. 44,398 2,339,331
Crown Holdings, Inc. ...................... 24,699 2,213,771
International Paper Co. ..................... 38,598 2,174,997
Packaging Corp. of America ................. 10,406 2,217,414
Smurfit WestRock PLC ..................... 39,883 2,076,708
15,469,659
a
Distributors  — 0.5%
Genuine Parts Co. ........................ 18,224 2,275,813
LKQ Corp. ............................. 56,275 2,374,242
Pool Corp. ............................. 6,444 2,236,068
6,886,123
a
Diversified REITs  — 0.2%
WP Carey, Inc. .......................... 36,639 2,352,590
a
Diversified Telecommunication Services  — 0.4%
AT&T, Inc. .............................. 85,110 2,332,865
Verizon Communications, Inc. ................ 53,615 2,310,807
4,643,672
a
Electric Utilities  — 2.9%
Alliant Energy Corp. ....................... 35,932 2,318,692
American Electric Power Co., Inc. .............. 21,635 2,294,392
Constellation Energy Corp. .................. 6,785 1,699,948
Duke Energy Corp. ....................... 19,783 2,324,305
Edison International ....................... 42,998 2,340,811
Entergy Corp. ........................... 25,420 2,219,420
Evergy , Inc. ............................. 33,227 2,289,672
Eversource Energy ....................... 35,789 2,255,065
Exelon Corp. ............................ 51,864 2,292,389
FirstEnergy Corp. ........................ 54,138 2,098,930
NextEra Energy, Inc. ...................... 32,170 2,257,369
NRG Energy, Inc. ......................... 19,763 2,089,147
PG&E Corp. ............................ 142,954 2,335,868
PPL Corp. ............................. 64,346 2,265,623
Southern Co. (The) ....................... 25,723 2,309,668
Xcel Energy, Inc. ......................... 32,203 2,321,836
35,713,135
a
Electrical Equipment  — 1.2%
AMETEK, Inc. ........................... 11,953 2,262,703
Eaton Corp. PLC ......................... 7,030 2,062,039
Emerson Electric Co. ...................... 17,666 2,148,362
GE Vernova , Inc. ......................... 5,909 1,980,579
Hubbell, Inc. ............................ 5,586 2,075,702
Rockwell Automation, Inc. ................... 7,341 2,107,968
Vertiv Holdings Co., Class A ................. 20,145 1,917,200
14,554,553
a
Electronic Equipment, Instruments & Components  — 1.5%
Amphenol Corp., Class A ................... 31,900 2,124,540
CDW Corp. ............................. 11,501 2,049,478
Corning, Inc. ............................ 42,132 2,112,920
Jabil, Inc. .............................. 13,051 2,021,861
Keysight Technologies, Inc.
(a)
................. 12,002 1,914,679
TE Connectivity PLC ...................... 14,317 2,205,248
Teledyne Technologies, Inc.
(a)
................. 4,466 2,300,079
Trimble, Inc.
(a)
........................... 29,598 2,130,464

iShares
®
MSCI USA Equal Weighted ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Electronic Equipment, Instruments & Components (continued)
Zebra Technologies Corp., Class A
(a)
............ 6,675 $ 2,102,959
18,962,228
a
Energy Equipment & Services  — 0.5%
Baker Hughes Co., Class A .................. 47,437 2,115,216
Halliburton Co. .......................... 83,330 2,197,412
Schlumberger N.V. ........................ 52,138 2,172,069
6,484,697
a
Entertainment  — 1.5%
Electronic Arts, Inc. ....................... 17,196 2,220,348
Liberty Media Corp.-Liberty Formula One, Series C,
NVS
(a)
............................... 22,689 2,187,900
Live Nation Entertainment, Inc.
(a)
.............. 14,264 2,044,887
Netflix, Inc.
(a)
............................ 2,130 2,088,593
ROBLOX Corp., Class A
(a)
................... 33,483 2,130,858
Roku, Inc., Class A
(a)
...................... 23,057 1,925,490
Take-Two Interactive Software, Inc.
(a)
............ 10,201 2,162,408
Walt Disney Co. (The) ..................... 20,049 2,281,576
Warner Bros Discovery, Inc., Series A
(a)
.......... 207,264 2,375,245
19,417,305
a
Financial Services  — 2.3%
Apollo Global Management, Inc. ............... 14,148 2,111,872
Berkshire Hathaway, Inc., Class B
(a)
............ 4,769 2,450,455
Block, Inc., Class A
(a)
...................... 26,517 1,731,560
Corpay , Inc.
(a)
........................... 5,897 2,164,494
Equitable Holdings, Inc. .................... 31,641 1,740,888
Fidelity National Information Services, Inc. ........ 32,326 2,299,025
Fiserv, Inc.
(a)
............................ 9,738 2,295,149
Global Payments, Inc. ..................... 21,135 2,225,093
Jack Henry & Associates, Inc. ................ 13,810 2,397,278
Mastercard , Inc., Class A .................... 4,211 2,426,841
PayPal Holdings, Inc.
(a)
..................... 28,509 2,025,565
Toast, Inc., Class A
(a)
...................... 53,255 2,055,643
Visa, Inc., Class A ........................ 6,533 2,369,584
28,293,447
a
Food Products  — 2.4%
Archer-Daniels-Midland Co. .................. 48,061 2,268,479
Bunge Global SA ......................... 31,714 2,352,862
Conagra Brands, Inc. ...................... 92,205 2,354,916
General Mills, Inc. ........................ 38,537 2,336,113
Hershey Co. (The) ........................ 13,522 2,335,384
Hormel Foods Corp. ....................... 77,976 2,232,453
J M Smucker Co. (The) ..................... 21,942 2,425,249
Kellanova .............................. 26,876 2,228,020
Kraft Heinz Co. (The) ...................... 75,321 2,313,108
McCormick & Co., Inc., NVS ................. 29,090 2,403,125
Mondelez International, Inc., Class A ............ 36,085 2,317,739
The Campbell's Company ................... 57,844 2,317,231
Tyson Foods, Inc., Class A .................. 38,052 2,334,110
30,218,789
a
Gas Utilities  — 0.2%
Atmos Energy Corp. ....................... 14,877 2,263,238
a
Ground Transportation  — 1.1%
CSX Corp. ............................. 65,423 2,094,190
JB Hunt Transport Services, Inc. .............. 12,604 2,031,639
Norfolk Southern Corp. ..................... 8,557 2,102,883
Old Dominion Freight Line, Inc. ............... 10,463 1,846,720
Uber Technologies, Inc.
(a)
................... 27,100 2,059,871
U-Haul Holding Co., Series N, NVS ............. 32,798 2,018,717
Security Shares Value
a
Ground Transportation (continued)
Union Pacific Corp. ....................... 8,760 $ 2,161,004
14,315,024
a
Health Care Equipment & Supplies  — 3.4%
Abbott Laboratories ....................... 16,927 2,336,095
Align Technology, Inc.
(a)
..................... 10,896 2,037,879
Baxter International, Inc. .................... 70,639 2,437,752
Becton Dickinson & Co. .................... 9,799 2,209,968
Boston Scientific Corp.
(a)
.................... 21,025 2,182,185
Cooper Companies, Inc. (The)
(a)
............... 25,273 2,284,174
Dexcom , Inc.
(a)
.......................... 24,404 2,156,582
Edwards Lifesciences Corp.
(a)
................ 29,179 2,089,800
GE HealthCare Technologies, Inc. ............. 23,909 2,088,451
Hologic , Inc.
(a)
........................... 34,567 2,191,202
IDEXX Laboratories, Inc.
(a)
................... 4,895 2,139,653
Insulet Corp.
(a)
........................... 7,876 2,144,399
Intuitive Surgical, Inc.
(a)
..................... 3,649 2,091,424
Medtronic PLC .......................... 25,816 2,375,588
ResMed , Inc. ........................... 9,561 2,232,685
Solventum Corp.
(a)
........................ 29,736 2,371,446
STERIS PLC ............................ 10,083 2,210,799
Stryker Corp. ........................... 5,715 2,207,076
Zimmer Biomet Holdings, Inc. ................ 21,663 2,259,884
42,047,042
a
Health Care Providers & Services  — 2.7%
Cardinal Health, Inc. ....................... 17,458 2,260,462
Cencora , Inc. ........................... 9,085 2,303,411
Centene Corp.
(a)
......................... 39,720 2,310,115
Cigna Group (The) ........................ 7,530 2,325,640
CVS Health Corp. ........................ 33,647 2,211,281
DaVita, Inc.
(a)(b)
.......................... 14,254 2,107,882
Elevance Health, Inc. ...................... 5,777 2,292,776
HCA Healthcare, Inc. ...................... 6,961 2,132,154
Humana, Inc. ........................... 8,602 2,326,153
Labcorp Holdings, Inc. ..................... 8,925 2,240,532
McKesson Corp. ......................... 3,674 2,352,315
Molina Healthcare, Inc.
(a)
.................... 8,254 2,485,444
Quest Diagnostics, Inc. ..................... 13,030 2,252,887
UnitedHealth Group, Inc. .................... 4,438 2,107,872
Universal Health Services, Inc., Class B ......... 12,034 2,108,959
33,817,883
a
Health Care REITs  — 0.7%
Alexandria Real Estate Equities, Inc. ............ 22,836 2,335,209
Healthpeak Properties, Inc. .................. 112,914 2,310,221
Ventas, Inc. ............................ 33,127 2,291,726
Welltower , Inc. ........................... 14,594 2,240,325
9,177,481
a
Health Care Technology  — 0.2%
Veeva Systems, Inc., Class A
(a)
............... 9,456 2,119,468
a
Hotel & Resort REITs  — 0.2%
Host Hotels & Resorts, Inc. .................. 129,714 2,092,287
a
Hotels, Restaurants & Leisure  — 3.4%
Airbnb, Inc., Class A
(a)
...................... 13,760 1,910,851
Booking Holdings, Inc. ..................... 428 2,146,852
Carnival Corp.
(a)
.......................... 86,255 2,064,082
Chipotle Mexican Grill, Inc.
(a)
................. 39,912 2,154,051
Darden Restaurants, Inc. ................... 11,031 2,211,274
Domino's Pizza, Inc. ....................... 4,604 2,254,625
DoorDash , Inc., Class A
(a)
................... 10,464 2,076,476
DraftKings , Inc., Class A
(a)
................... 42,957 1,884,094
Expedia Group, Inc.
(a)
...................... 10,834 2,144,699

Schedule of Investments
(unaudited) (continued)
February 28, 2025
iShares
®
MSCI USA Equal Weighted ETF
(Percentages shown are based on Net Assets)

2025
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Hotels, Restaurants & Leisure (continued)
Flutter Entertainment PLC
(a)
.................. 7,491 $ 2,101,900
Hilton Worldwide Holdings, Inc. ............... 8,155 2,160,749
Hyatt Hotels Corp., Class A .................. 15,166 2,137,648
Las Vegas Sands Corp. .................... 50,437 2,255,038
Marriott International, Inc., Class A ............. 7,618 2,136,468
McDonald's Corp. ........................ 7,181 2,214,118
MGM Resorts International
(a)(b)
................ 58,145 2,021,120
Royal Caribbean Cruises Ltd. ................ 8,514 2,095,295
Starbucks Corp. .......................... 19,493 2,257,484
Wynn Resorts Ltd. ........................ 24,286 2,169,226
Yum! Brands, Inc. ........................ 14,921 2,333,197
42,729,247
a
Household Durables  — 0.9%
DR Horton, Inc. .......................... 16,978 2,152,980
Garmin Ltd. ............................. 10,300 2,357,979
Lennar Corp., Class A ...................... 18,010 2,154,536
NVR, Inc.
(a)
............................. 299 2,166,429
PulteGroup, Inc. ......................... 21,254 2,195,113
11,027,037
a
Household Products  — 0.9%
Church & Dwight Co., Inc. ................... 21,110 2,347,432
Clorox Co. (The) ......................... 14,891 2,328,803
Colgate-Palmolive Co. ..................... 25,227 2,299,946
Kimberly-Clark Corp. ...................... 16,263 2,309,509
Procter & Gamble Co. (The) ................. 13,099 2,277,130
11,562,820
a
Independent Power and Renewable Electricity Producers  — 0.1%
Vistra Corp. ............................ 13,064 1,746,134
a
Industrial Conglomerates  — 0.4%
3M Co. ................................ 14,885 2,308,961
Honeywell International, Inc. ................. 10,607 2,258,124
4,567,085
a
Industrial REITs  — 0.2%
Prologis, Inc. ............................ 18,142 2,248,157
a
Insurance  — 4.8%
Aflac, Inc. .............................. 23,293 2,549,885
Allstate Corp. (The) ....................... 11,829 2,355,745
American Financial Group, Inc. ............... 18,301 2,311,050
American International Group, Inc. ............. 30,392 2,520,712
Aon PLC, Class A ........................ 5,701 2,332,393
Arch Capital Group Ltd. .................... 25,305 2,351,088
Arthur J Gallagher & Co. .................... 6,861 2,317,234
Assurant, Inc. ........................... 12,041 2,503,203
Brown & Brown, Inc. ....................... 20,178 2,391,900
Chubb Ltd. ............................. 8,483 2,421,727
Cincinnati Financial Corp. ................... 16,693 2,467,392
Erie Indemnity Co., Class A, NVS .............. 5,647 2,417,311
Everest Group Ltd. ........................ 6,595 2,329,486
Fidelity National Financial, Inc. ................ 37,759 2,436,588
Hartford Insurance Group, Inc. (The) ............ 20,222 2,391,858
Loews Corp. ............................ 27,504 2,383,772
Markel Group, Inc.
(a)
....................... 1,197 2,314,328
Marsh & McLennan Companies, Inc. ............ 9,859 2,344,865
MetLife, Inc. ............................ 29,498 2,542,138
Principal Financial Group, Inc. ................ 25,599 2,279,335
Progressive Corp. (The) .................... 8,415 2,373,030
Prudential Financial, Inc. .................... 19,766 2,275,067
Travelers Companies, Inc. (The) ............... 9,406 2,431,357
W R Berkley Corp. ........................ 37,295 2,352,569
Security Shares Value
a
Insurance (continued)
Willis Towers Watson PLC ................... 6,870 $ 2,333,395
59,727,428
a
Interactive Media & Services  — 0.8%
Alphabet, Inc., Class A ..................... 6,597 1,123,337
Alphabet, Inc., Class C, NVS ................. 5,254 904,844
Meta Platforms, Inc., Class A ................. 3,069 2,050,706
Pinterest, Inc., Class A
(a)
.................... 56,140 2,076,057
Reddit , Inc., Class A
(a)
...................... 11,815 1,911,431
Snap, Inc., Class A, NVS
(a)
.................. 200,093 2,050,953
10,117,328
a
IT Services  — 2.1%
Accenture PLC, Class A .................... 5,553 1,935,221
Akamai Technologies, Inc.
(a)(b)
................. 22,146 1,786,739
Cloudflare , Inc., Class A
(a)
................... 13,126 1,907,208
Cognizant Technology Solutions Corp., Class A ..... 24,469 2,039,002
EPAM Systems, Inc.
(a)
...................... 8,434 1,738,585
Gartner, Inc.
(a)
........................... 4,225 2,105,402
GoDaddy , Inc., Class A
(a)
.................... 12,157 2,182,182
International Business Machines Corp. .......... 8,355 2,109,136
MongoDB, Inc., Class A
(a)
................... 7,405 1,980,319
Okta , Inc., Class A
(a)
....................... 22,708 2,054,847
Snowflake, Inc., Class A
(a)
................... 11,444 2,026,732
Twilio , Inc., Class A
(a)
...................... 17,608 2,111,727
VeriSign, Inc.
(a)
.......................... 9,448 2,247,490
26,224,590
a
Life Sciences Tools & Services  — 2.1%
Agilent Technologies, Inc. ................... 16,320 2,087,654
Avantor , Inc.
(a)(b)
.......................... 127,324 2,126,311
Bio-Rad Laboratories, Inc., Class A
(a)
............ 7,772 2,060,824
Bio- Techne Corp. ......................... 33,811 2,087,829
Danaher Corp. .......................... 10,774 2,238,406
Illumina, Inc.
(a)
........................... 21,822 1,936,484
IQVIA Holdings, Inc.
(a)
...................... 11,438 2,159,494
Mettler -Toledo International, Inc.
(a)
............. 1,727 2,197,988
Revvity , Inc. ............................ 19,780 2,218,327
Thermo Fisher Scientific, Inc. ................. 4,209 2,226,393
Waters Corp.
(a)
.......................... 5,874 2,216,495
West Pharmaceutical Services, Inc. ............ 10,457 2,429,579
25,985,784
a
Machinery  — 3.3%
Caterpillar, Inc. .......................... 6,251 2,150,031
CNH Industrial N.V. ....................... 167,411 2,156,254
Cummins, Inc. ........................... 5,871 2,161,585
Deere & Co. ............................ 4,424 2,127,015
Dover Corp. ............................ 10,865 2,159,636
Fortive Corp. ............................ 27,033 2,150,205
Graco , Inc. ............................. 25,031 2,179,449
IDEX Corp. ............................. 11,227 2,181,743
Illinois Tool Works, Inc. ..................... 8,357 2,206,081
Ingersoll Rand, Inc. ....................... 25,405 2,153,836
Nordson Corp. ........................... 10,067 2,116,989
Otis Worldwide Corp. ...................... 22,504 2,245,449
PACCAR, Inc. ........................... 20,865 2,237,562
Parker-Hannifin Corp. ...................... 3,188 2,131,210
Pentair PLC ............................ 22,984 2,165,093
Snap-on, Inc. ........................... 6,470 2,207,370
Stanley Black & Decker, Inc. ................. 25,395 2,197,429
Westinghouse Air Brake Technologies Corp. ....... 11,827 2,192,253
Xylem, Inc. ............................. 16,911 2,213,481
41,332,671
a

iShares
®
MSCI USA Equal Weighted ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Media  — 1.2%
Charter Communications, Inc., Class A
(a)
......... 6,104 $ 2,219,231
Comcast Corp., Class A .................... 60,612 2,174,759
Fox Corp., Class A, NVS .................... 24,665 1,420,704
Fox Corp., Class B ........................ 15,890 859,172
Interpublic Group of Companies, Inc. (The) ....... 80,489 2,205,399
News Corp., Class A, NVS .................. 72,931 2,087,285
Omnicom Group, Inc. ...................... 26,521 2,194,878
Trade Desk, Inc. (The), Class A
(a)
.............. 27,537 1,936,402
15,097,830
a
Metals & Mining  — 0.8%
Freeport-McMoRan, Inc. .................... 56,368 2,080,543
Newmont Corp. .......................... 46,584 1,995,659
Nucor Corp. ............................ 15,479 2,127,898
Reliance, Inc. ........................... 7,289 2,165,999
Steel Dynamics, Inc. ....................... 15,883 2,145,317
10,515,416
a
Mortgage REITs  — 0.2%
Annaly Capital Management, Inc. .............. 103,522 2,273,343
a
Multi-Utilities  — 1.8%
Ameren Corp. ........................... 22,537 2,288,858
CenterPoint Energy, Inc. .................... 65,443 2,249,930
CMS Energy Corp. ........................ 31,706 2,316,123
Consolidated Edison, Inc. ................... 23,036 2,338,615
Dominion Energy, Inc. ...................... 39,563 2,240,057
DTE Energy Co. ......................... 17,109 2,287,473
NiSource, Inc. ........................... 56,309 2,297,970
Public Service Enterprise Group, Inc. ........... 26,065 2,115,175
Sempra ............................... 26,043 1,863,898
WEC Energy Group, Inc. .................... 21,509 2,294,795
22,292,894
a
Office REITs  — 0.2%
BXP, Inc. .............................. 31,061 2,203,157
a
Oil, Gas & Consumable Fuels  — 3.7%
Cheniere Energy, Inc. ...................... 10,315 2,357,596
Chevron Corp. ........................... 14,015 2,223,059
ConocoPhillips .......................... 22,385 2,219,473
Coterra Energy, Inc. ....................... 79,217 2,138,067
Devon Energy Corp. ....................... 63,595 2,303,411
Diamondback Energy, Inc. ................... 14,064 2,235,613
EOG Resources, Inc. ...................... 16,668 2,115,836
EQT Corp. ............................. 40,939 1,972,032
Expand Energy Corp. ...................... 21,054 2,081,820
Exxon Mobil Corp. ........................ 19,791 2,203,332
Hess Corp. ............................. 14,775 2,200,588
Kinder Morgan, Inc. ....................... 82,710 2,241,441
Marathon Petroleum Corp. .................. 13,883 2,084,949
Occidental Petroleum Corp. .................. 45,035 2,199,509
ONEOK, Inc. ............................ 22,377 2,246,427
Ovintiv , Inc. ............................. 50,279 2,185,125
Phillips 66 .............................. 16,877 2,188,778
Targa Resources Corp. ..................... 10,608 2,139,846
Texas Pacific Land Corp. .................... 1,560 2,227,602
Valero Energy Corp. ....................... 15,974 2,088,281
Williams Companies, Inc. (The) ............... 38,414 2,234,927
45,887,712
a
Passenger Airlines  — 0.5%
Delta Air Lines, Inc. ....................... 34,482 2,073,058
Southwest Airlines Co. ..................... 73,368 2,278,810
Security Shares Value
a
Passenger Airlines (continued)
United Airlines Holdings, Inc.
(a)
................ 21,489 $ 2,015,883
6,367,751
a
Personal Care Products  — 0.4%
Estee Lauder Companies, Inc. (The), Class A ...... 30,573 2,198,505
Kenvue , Inc. ............................ 100,499 2,371,776
4,570,281
a
Pharmaceuticals  — 1.5%
Bristol-Myers Squibb Co. .................... 40,613 2,421,347
Eli Lilly & Co. ........................... 2,569 2,365,098
Johnson & Johnson ....................... 14,265 2,354,010
Merck & Co., Inc. ......................... 26,541 2,448,407
Pfizer, Inc. ............................. 86,843 2,295,261
Royalty Pharma PLC, Class A ................ 67,620 2,274,737
Viatris , Inc. ............................. 203,500 1,878,305
Zoetis, Inc., Class A ....................... 14,094 2,357,081
18,394,246
a
Professional Services  — 2.1%
Automatic Data Processing, Inc. ............... 6,893 2,172,536
Booz Allen Hamilton Holding Corp., Class A ....... 18,466 1,958,504
Broadridge Financial Solutions, Inc. ............ 9,282 2,239,004
Dayforce , Inc.
(a)(b)
......................... 32,653 2,024,159
Equifax, Inc. ............................ 8,959 2,196,747
Jacobs Solutions, Inc. ...................... 16,913 2,166,724
Leidos Holdings, Inc. ...................... 16,768 2,179,337
Paychex, Inc. ........................... 14,369 2,179,346
Paycom Software, Inc. ..................... 10,338 2,268,881
SS&C Technologies Holdings, Inc. ............. 24,638 2,194,014
TransUnion ............................. 22,762 2,103,892
Verisk Analytics, Inc. ....................... 7,508 2,229,200
25,912,344
a
Real Estate Management & Development  — 0.5%
CBRE Group, Inc., Class A
(a)
................. 15,288 2,169,979
CoStar Group, Inc.
(a)
....................... 29,318 2,235,497
Zillow Group, Inc., Class C, NVS
(a)
............. 27,438 2,103,397
6,508,873
a
Residential REITs  — 1.9%
American Homes 4 Rent, Class A .............. 61,951 2,292,806
AvalonBay Communities, Inc. ................ 10,092 2,282,609
Camden Property Trust ..................... 18,513 2,296,723
Equity LifeStyle Properties, Inc. ............... 33,668 2,308,951
Equity Residential ........................ 30,987 2,298,306
Essex Property Trust, Inc. ................... 7,623 2,375,098
Invitation Homes, Inc. ...................... 68,868 2,342,201
Mid-America Apartment Communities, Inc. ........ 14,030 2,358,724
Sun Communities, Inc. ..................... 17,383 2,366,695
UDR, Inc. .............................. 51,355 2,320,219
23,242,332
a
Retail REITs  — 0.7%
Kimco Realty Corp. ....................... 102,227 2,259,217
Realty Income Corp. ....................... 39,565 2,256,392
Regency Centers Corp. .................... 30,391 2,330,990
Simon Property Group, Inc. .................. 12,018 2,236,429
9,083,028
a
Semiconductors & Semiconductor Equipment  — 3.3%
Advanced Micro Devices, Inc.
(a)
............... 19,241 1,921,406
Analog Devices, Inc. ....................... 10,023 2,305,891
Applied Materials, Inc. ..................... 12,779 2,019,976
Broadcom, Inc. .......................... 9,662 1,926,893
Entegris , Inc. ............................ 20,485 2,073,492

Schedule of Investments
(unaudited) (continued)
February 28, 2025
iShares
®
MSCI USA Equal Weighted ETF
(Percentages shown are based on Net Assets)

2025
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
First Solar, Inc.
(a)
......................... 13,553 $ 1,845,648
Intel Corp. ............................. 80,518 1,910,692
KLA Corp. .............................. 2,906 2,059,889
Lam Research Corp. ...................... 25,423 1,950,961
Marvell Technology, Inc. .................... 20,623 1,893,604
Microchip Technology, Inc. ................... 38,215 2,249,335
Micron Technology, Inc. ..................... 20,684 1,936,643
Monolithic Power Systems, Inc. ............... 3,191 1,949,733
NVIDIA Corp. ........................... 15,690 1,959,995
NXP Semiconductors N.V. ................... 9,656 2,081,737
ON Semiconductor Corp.
(a)
.................. 42,510 2,000,095
QUALCOMM, Inc. ........................ 12,680 1,992,916
Skyworks Solutions, Inc. .................... 32,940 2,195,780
Teradyne, Inc. ........................... 19,159 2,104,808
Texas Instruments, Inc. ..................... 11,814 2,315,426
40,694,920
a
Software  — 5.5%
Adobe, Inc.
(a)
............................ 4,736 2,077,020
ANSYS, Inc.
(a)
........................... 6,505 2,167,791
AppLovin Corp., Class A
(a)
................... 4,457 1,451,823
Aspen Technology, Inc.
(a)
.................... 8,358 2,216,960
Atlassian Corp., Class A
(a)
................... 7,018 1,994,937
Autodesk, Inc.
(a)
.......................... 7,447 2,042,042
Bentley Systems, Inc., Class B ................ 46,257 2,030,682
Cadence Design Systems, Inc.
(a)
.............. 7,317 1,832,909
Crowdstrike Holdings, Inc., Class A
(a)(b)
.......... 4,844 1,887,513
Datadog , Inc., Class A
(a)
.................... 16,808 1,958,972
DocuSign, Inc.
(a)
......................... 25,270 2,101,706
Dynatrace , Inc.
(a)
......................... 35,484 2,031,459
Fair Isaac Corp.
(a)
......................... 1,229 2,318,324
Fortinet, Inc.
(a)
........................... 19,279 2,082,325
Gen Digital, Inc. .......................... 80,475 2,199,382
HubSpot , Inc.
(a)
.......................... 2,759 1,997,488
Intuit, Inc. .............................. 3,778 2,319,088
Manhattan Associates, Inc.
(a)
................. 11,724 2,073,741
Microsoft Corp. .......................... 5,273 2,093,328
MicroStrategy , Inc., Class A
(a)(b)
................ 6,617 1,690,180
Nutanix , Inc., Class A
(a)
..................... 30,638 2,355,756
Oracle Corp. ............................ 12,306 2,043,534
Palantir Technologies, Inc., Class A
(a)
........... 17,732 1,505,801
Palo Alto Networks, Inc.
(a)(b)
.................. 10,548 2,008,656
PTC, Inc.
(a)
............................. 12,897 2,110,336
Roper Technologies, Inc. .................... 3,845 2,247,402
Salesforce, Inc. .......................... 6,673 1,987,553
Samsara, Inc., Class A
(a)
.................... 36,334 1,732,405
ServiceNow , Inc.
(a)
........................ 2,205 2,050,121
Synopsys, Inc.
(a)
......................... 4,180 1,911,430
Tyler Technologies, Inc.
(a)
................... 3,451 2,099,692
Workday, Inc., Class A
(a)
.................... 8,296 2,184,669
Zoom Communications, Inc., Class A
(a)
.......... 25,895 1,908,462
Zscaler , Inc.
(a)
........................... 10,208 2,003,116
68,716,603
a
Specialized REITs  — 2.0%
American Tower Corp. ..................... 11,626 2,390,538
Crown Castle, Inc. ........................ 24,741 2,328,128
Digital Realty Trust, Inc. .................... 13,306 2,079,994
Equinix , Inc. ............................ 2,354 2,129,476
Extra Space Storage, Inc. ................... 14,222 2,169,708
Gaming and Leisure Properties, Inc. ............ 46,287 2,321,293
Iron Mountain, Inc. ........................ 23,453 2,185,116
Public Storage ........................... 7,418 2,252,253
SBA Communications Corp., Class A ............ 10,664 2,323,686
VICI Properties, Inc. ....................... 73,313 2,381,939
Security Shares Value
a
Specialized REITs (continued)
Weyerhaeuser Co. ........................ 73,911 $ 2,224,721
24,786,852
a
Specialty Retail  — 2.4%
AutoZone, Inc.
(a)
......................... 654 2,284,428
Best Buy Co., Inc. ........................ 24,340 2,188,409
Burlington Stores, Inc.
(a)
.................... 8,971 2,236,739
CarMax, Inc.
(a)(b)
.......................... 24,726 2,051,516
Carvana Co., Class A
(a)(b)
.................... 7,767 1,810,488
Dick's Sporting Goods, Inc. .................. 9,456 2,128,546
Home Depot, Inc. (The) .................... 5,466 2,167,815
Lowe's Companies, Inc. .................... 8,840 2,197,978
O'Reilly Automotive, Inc.
(a)
................... 1,703 2,339,309
Ross Stores, Inc. ......................... 15,874 2,227,440
TJX Companies, Inc. (The) .................. 17,629 2,199,394
Tractor Supply Co. ........................ 38,339 2,122,064
Ulta Beauty, Inc.
(a)
........................ 5,978 2,190,100
Williams-Sonoma, Inc. ..................... 10,158 1,976,544
30,120,770
a
Technology Hardware, Storage & Peripherals  — 1.4%
Apple, Inc. ............................. 8,936 2,161,082
Dell Technologies, Inc., Class C ............... 18,387 1,889,448
Hewlett Packard Enterprise Co. ............... 102,020 2,021,016
HP, Inc. ............................... 65,263 2,014,669
NetApp, Inc. ............................ 18,431 1,839,598
Pure Storage, Inc., Class A
(a)
................. 32,122 1,685,442
Seagate Technology Holdings PLC ............. 21,545 2,195,651
Super Micro Computer, Inc.
(a)(b)
................ 39,589 1,641,360
Western Digital Corp.
(a)
..................... 38,671 1,892,172
17,340,438
a
Textiles, Apparel & Luxury Goods  — 0.5%
Deckers Outdoor Corp.
(a)
.................... 14,163 1,973,756
Lululemon Athletica , Inc.
(a)
................... 5,929 2,167,702
NIKE, Inc., Class B ....................... 28,503 2,263,993
6,405,451
a
Tobacco  — 0.4%
Altria Group, Inc. ......................... 42,342 2,364,801
Philip Morris International, Inc. ................ 14,955 2,322,212
4,687,013
a
Trading Companies & Distributors  — 0.8%
Fastenal Co. ............................ 29,128 2,205,863
Ferguson Enterprises, Inc. ................... 11,892 2,110,830
United Rentals, Inc. ....................... 3,077 1,976,419
Watsco , Inc. ............................ 4,151 2,093,474
WW Grainger, Inc. ........................ 2,135 2,180,283
10,566,869
a
Water Utilities  — 0.4%
American Water Works Co., Inc. ............... 17,322 2,355,273
Essential Utilities, Inc. ...................... 61,889 2,350,544
4,705,817
a
Wireless Telecommunication Services  — 0.2%
T-Mobile U.S., Inc. ........................ 8,350 2,251,911
a
Total Long-Term Investments — 99.8%
(Cost: $1,094,561,617) ............................... 1,245,638,596

iShares
®
MSCI USA Equal Weighted ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  1.3%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 4.50%
(c)(d)(e)
...................... 14,021,756 $ 14,028,766
BlackRock Cash Funds: Treasury, SL Agency Shares,
4.33%
(c)(d)
............................ 2,065,205 2,065,205
a
Total Short-Term Securities — 1.3%
(Cost: $16,083,041) ................................. 16,093,971
Total Investments — 101.1%
(Cost: $1,110,644,658) ............................... 1,261,732,567
Liabilities in Excess of Other Assets — (1.1)% ............... (14,155,604)
Net Assets — 100.0% ................................. $ 1,247,576,963
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/25
  Shares Held
at 02/28/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 19,667,391 $ — $ (5,634,275)
(a)
$ (1,349) $ (3,001) $ 14,028,766 14,021,756 $ 29,565
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ..... 1,101,337 963,868
(a)
— — — 2,065,205 2,065,205 37,347 —
BlackRock, Inc. . 1,394,198 904,340 (194,971) 23,985 82,231 2,209,783 2,260 16,264 —
$ 22,636 $ 79,230
$ 18,303,754
$ 83,176 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index .................................................................. 3 03/21/25 $ 894 $ (3,252)
E-Mini S&P MidCap 400 Index ............................................................ 7 03/21/25 2,170 (41,699)
$ (44,951)

Schedule of Investments
(unaudited) (continued)
February 28, 2025
iShares
®
MSCI USA Equal Weighted ETF

2025
iShares Semi-Annual Financial Statements and Additional Information
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
For the period ended February 28, 2025, the effect of derivative financial instruments in the Statement of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 44,951 $ — $ — $ — $ 44,951
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 78,461 $ — $ — $ — $ 78,461
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (101,203) $ — $ — $ — $ (101,203)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 2,341,384
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,245,638,596  $ —  $ —  $ 1,245,638,596
Short-Term Securities
Money Market Funds ...................................... 16,093,971  —  —  16,093,971
$ 1,261,732,567  $ —  $ —  $ 1,261,732,567
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (44,951) $ —  $ —  $ (44,951)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statement of Assets and Liabilities
Statement of Assets and Liabilities
(unaudited)
February 28, 2025
See notes to financial statements.
iShares
MSCI USA Equal
Weighted ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
.................................................................................... $ 1,243,428,813
Investments, at value — affiliated
(c)
....................................................................................... 18,303,754
Cash ........................................................................................................... 45,236
Cash pledged:
Futures contracts ................................................................................................. 195,000
Receivables:
Investments sold ................................................................................................. 82,205,961
Securities lending income — affiliated ................................................................................... 4,825
Dividends — unaffiliated ............................................................................................ 1,405,182
Dividends — affiliated .............................................................................................. 5,952
Variation margin on futures contracts .................................................................................... 34,960
Foreign withholding tax claims ........................................................................................ 3,319
Total assets ......................................................................................................
1,345,633,002
LIABILITIES
Collateral on securities loaned .......................................................................................... 14,032,214
Payables:
Investments purchased ............................................................................................. 83,939,230
Investment advisory fees ............................................................................................ 84,595
Total liabilities .....................................................................................................
98,056,039
Commitments and contingent liabilities
NET ASSETS .....................................................................................................
$ 1,247,576,963
NET ASSETS CONSIST OF:
Paid-in capital ..................................................................................................... $ 1,149,509,914
Accumulated earnings ............................................................................................... 98,067,049
NET ASSETS .....................................................................................................
$ 1,247,576,963
NET ASSET VALUE
Shares outstanding ................................................................................................. 12,750,000
Net asset value .................................................................................................... $ 97.85
Shares authorized .................................................................................................. 500 million
Par value ........................................................................................................ $                    0.001
(a)
Securities loaned, at value .......................................................................................... $ 13,857,532
(b)
Investments, at cost — unaffiliated ..................................................................................... $ 1,092,697,909
(c)
Investments, at cost — affiliated ....................................................................................... $ 17,946,749

2025
iShares Semi-Annual Financial Statements and Additional Information
Statement of Operations
(unaudited)
Six Month Ended February 28, 2025
See notes to financial statements.
iShares
MSCI USA Equal
Weighted ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................ $ 8,404,812
Dividends — affiliated .............................................................................................. 53,611
Interest — unaffiliated .............................................................................................. 3,194
Securities lending income — affiliated — net ............................................................................... 29,565
Foreign taxes withheld ............................................................................................. (2,858)
Total investment income ..............................................................................................
8,488,324
EXPENSES
Investment advisory ............................................................................................... 451,818
Total expenses .................................................................................................... 451,818
Net investment income ...............................................................................................
8,036,506
—
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................................... (235,050)
Investments — affiliated ........................................................................................... 6,280
Futures contracts ............................................................................................... 78,461
In-kind redemptions — unaffiliated
(a)
................................................................................... 9,808,833
In-kind redemptions — affiliated
(a)
.................................................................................... 16,356
9,674,880
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................................... 24,303,678
Investments — affiliated ........................................................................................... 79,230
Futures contracts ............................................................................................... (101,203)
24,281,705
Net realized and unrealized gain ........................................................................................
33,956,585
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................................
$ 41,993,091
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Changes in Net Assets
Statements of Changes in Net Assets
See notes to financial statements.
iShares
MSCI USA Equal Weighted ETF
Six Months
Ended
02/28/25
(unaudited)
Year Ended
08/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ........................................................................... $ 8,036,506  $ 11,224,011
Net realized gain ............................................................................... 9,674,880  24,279,263
Net change in unrealized appreciation (depreciation) ....................................................... 24,281,705  92,163,160
Net increase in net assets resulting from operations ..........................................................
41,993,091  127,666,434
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ................................................
(7,846,528)
(b)
(10,104,916)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ................................................
404,338,416  135,997,664
NET ASSETS
Total increase in net assets .......................................................................... 438,484,979  253,559,182
Beginning of period ...............................................................................
809,091,984  555,532,802
End of period ...................................................................................
$ 1,247,576,963  $ 809,091,984
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

2025
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI USA Equal Weighted ETF
Six Months
Ended
02/28/25
(unaudited)
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Year Ended
08/31/20
Net asset value, beginning of period .......
$ 94.08  $ 79.36  $ 74.32  $ 87.61  $ 62.79  $ 58.13
Net investment income
(a)
............... 0 .77  1 .44  1 .27  1 .25  1 .03  1 .09
Net realized and unrealized gain (loss)
(b)
.....
3 .81  14.59  5 .05  (13.32) 24.72  4 .65
Net increase (decrease) from investment
operations .........................
4 .58  16.03  6 .32  (12.07) 25.75  5 .74
Distributions from net investment income
(c)
..... ( 0 .81 )
(d)
( 1 .31 ) ( 1 .28 ) ( 1 .22 ) ( 0 .93 ) ( 1 .08 )
Net asset value, end of period ............
$ 97.85  $ 94.08  $ 79.36  $ 74.32  $ 87.61  $ 62.79
Total Return
(e)
– – – – – –
Based on net asset value ................
4 .88%
(f)
20.43% 8 .69% (13.93) % 41.36% 10.18%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses .......................
0 .09%
(h)
0 .09% 0 .09% 0 .10% 0 .15% 0 .15%
Total expenses after fees waived ...........
0 .09%
(h)
0 .09% 0 .09% 0 .09% 0 .15% 0 .15%
Net investment income ..................
1 .60%
(h)
1 .69% 1 .69% 1 .52% 1 .34% 1 .84%
Supplemental Data
Net assets, end of period (000) ............
$ 1,247,577  $ 809,092  $ 555,533  $ 412,468  $ 473,092  $ 226,062
Portfolio turnover rate
(i)
..................
16% 26% 28% 27% 30% 30%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
(unaudited)

Notes to Financial Statements
1. Organization
iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.
These financial statements relate only to the following fund (the “Fund”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2025, if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund.
Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
iShares ETF
Diversification
Classification
MSCI USA Equal Weighted .............................................................................................. Diversified

Notes to Financial Statements
(unaudited) (continued)

2025
iShares Semi-Annual Financial Statements and Additional Information
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of the Fund has
approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other
BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
iShares ETF and Counterparty
Securit ies Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
MSCI USA Equal Weighted
Barclays Bank PLC ........................................... $ 161,511  $ (161,511) $ —  $ —
BNP Paribas SA ............................................. 718,568  (718,568) —  —
BofA Securities, Inc. .......................................... 1,804,736  (1,804,736) —  —
Citigroup Global Markets, Inc. .................................... 1,768,828  (1,741,453) —  27,375
Goldman Sachs & Co. LLC ..................................... 658,458  (658,458) —  —
J.P. Morgan Securities LLC ..................................... 1,743,319  (1,743,319) —  —
Jefferies LLC ............................................... 891,116  (891,116) —  —
Morgan Stanley ............................................. 342,927  (342,927) —  —
National Financial Services LLC .................................. 846,976  (845,402) —  1,574
SG Americas Securities LLC .................................... 1,064,733  (1,064,733) —  —
UBS AG .................................................. 1,822,050  (1,813,395) —  8,655
Wells Fargo Bank NA ......................................... 2,034,310  (2,034,310) —  —
$ 13,857,532  $ (13,819,928)
$ —
$ 37,604
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statement of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of February 28, 2025. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(unaudited) (continued)

2025
iShares Semi-Annual Financial Statements and Additional Information
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).
For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
ETF Servicing Fees: The Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Fund does not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury,
managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee.
BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
84% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Prior to January 1, 2025, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a calendar year exceeded a specified threshold, the Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its Statement of Operations. For the six months ended
February 28, 2025, the Fund paid BTC $11,652 for securities lending agent services.
Directors and Officers: Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended February 28, 2025, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF Investment Advisory Fees
MSCI USA Equal Weighted . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.09%
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
MSCI USA Equal Weighted ......................................................... $ 57,402,262  $ 70,554,593  $ 3,753,155

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the six months ended February 28, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended February 28, 2025, in-kind transactions were as follows:
8. Income Tax Information
The Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the
Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders.
Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Fund as of February 28, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
As of August 31, 2024, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
.
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-
market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of February 28, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The
Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid
iShares ETF Purchases Sales
MSCI USA Equal Weighted ........................................................................... $ 160,149,753  $ 157,413,066
iShares ETF In-kind Purchases In-kind Sales
MSCI USA Equal Weighted ........................................................................... $ 430,903,649  $ 28,803,912
iShares ETF
Non-Expiring Capital
Loss Carryforwards
MSCI USA Equal Weighted ..............................................................................................
$ (64,492,564)
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
MSCI USA Equal Weighted ....................................... $ 1,111,615,566  $ 183,301,407  $ (33,229,357) $ 150,072,050

Notes to Financial Statements
(unaudited) (continued)

2025
iShares Semi-Annual Financial Statements and Additional Information
investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
Six Months Ended
02/28/25
Year Ended
08/31/24
iShares ETF Shares Amount Shares Amount
MSCI USA Equal Weighted
Shares sold ............................................... 4,450,000  $ 433,306,573  3,050,000  $ 256,597,755
Shares redeemed ........................................... (300,000) (28,968,157) (1,450,000) (120,600,091)
4,150,000  $ 404,338,416  1,600,000  $ 135,997,664

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
To the extent applicable, to facilitate the timely settlement of orders for the Fund using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund
Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, the Fund’s custodian, and the Fund. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the
Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Additional Information

2025
iShares Semi-Annual Financial Statements and Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Director for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provide information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Glossary of Terms Used in these Financial Statements

Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7
Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable
Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:     /s/ Jessica Tan____________________
Jessica Tan
President (principal executive officer) of
          iShares, Inc.

Date: April 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Jessica Tan____________________
Jessica Tan
President (principal executive officer) of
          iShares, Inc.

Date: April 22, 2025

By:     /s/ Trent Walker___________________
          Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares, Inc.

Date: April 22, 2025